INVESTMENTS IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2020	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Feb. 29, 2020
Schedule of Equity Method Investments [Line Items]
Repayments of loans receivable from related party			$ 0	$ 5,350
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		17.80%	17.50%		17.50%	17.50%
Increased availability			$ 10,700
Loan term			5 years
Repayments of loans receivable from related party	$ 5,700
Proceeds from repayments of shareholder loan - principal portion	5,400
Proceeds from repayments of shareholder loan - interest portion	$ 300
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		10.00%	10.00%		10.00%
Increased availability		$ 1,000
Loan term		5 years
Loan converted to equity		$ 75
Balance of shareholder loan		$ 900
TFG Marine Pte Ltd ("TFG Marine") | London Interbank Offered Rate (LIBOR)
Schedule of Equity Method Investments [Line Items]
Spread on variable rate (percent)		7.00%